INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
5.	INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2010	2011
Favorable lease agreements	61,309	67,156
Purchased software	4,922	18,158

Total	66,231	85,314
Less: Accumulated amortization	(8,883)	(15,535)

Total	57,348	69,779

Unfavorable lease

	As of December 31,
	2010	2011
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,095)	(1,532)

Unfavorable lease agreements, net	2,829	2,392

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2009, 2010 and 2011 amounted to RMB2,203, RMB3,754 and RMB6,652, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2012	7,549	(437)	7,112
2013	7,503	(338)	7,165
2014	7,246	(297)	6,949
2015	7,121	(289)	6,832
2016	6,831	(209)	6,622
Thereafter	33,529	(822)	32,707

	69,779	(2,392)	67,387